SCUDDER

Scudder Global Bond Fund
Scudder International Bond Fund

Supplement to Prospectus
Dated March 1, 1999

The following text replaces the chart describing the funds' portfolio management teams in the "Portfolio management" section on page 18 of the funds' prospectus:

                            Joined
Name and Title              the Fund     Responsibilities and Background
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Jan Faller                    1999       Joined the Adviser in 1999 as a
Lead Manager -- Global                   portfolio manager. Prior to joining the
  Bond Fund and                          Adviser, Mr. Faller was part of the
  International Bond Fund                global fixed income portfolio
                                         management team at an unaffiliated
                                         investment management company. Mr.
                                         Faller began his  investment  career in
                                         1988.

Jeremy L. Ragus               1999       Joined the Adviser in 1990 as a
Manager --                               portfolio manager. Prior to joining the
  Global Bond Fund  and                  Adviser, Mr. Ragus was a vice president
  International Bond Fund                of a municipal bond department for an
                                         unaffiliated investment management
                                         company.

Susan E. Dahl                 1994       Joined the Adviser in 1987 as head of
Lead Manager -- Emerging                 fixed income trading. Ms. Dahl is the
  Markets Income Fund                    Capital Markets Strategist and a Senior
                                         Portfolio Manager for the Emerging
                                         Markets Bond Group. She began her
                                         investment career in 1987.

M. Isabel Saltzman            1998       Joined the Adviser in 1990 as a
Manager --                               portfolio manager. Ms. Saltzman is the
  Emerging Markets Income                Product Leader and a Senior Portfolio
  Fund                                   Manager for the Emerging Markets Bond
                                         Group. She began her investment career
                                         in 1981.
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July 9, 1999